SIGNIFICANT ACCOUNTING POLICIES	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation

The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

b.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income tax uncertainties, share-based compensation cost, useful lives of other assets, and fair value measurement of SAFE liability, commitment to shareholder and convertible loans. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

c.	Functional Currency:

The Company’s financing rounds and financing agreements are denominated in United States dollars (“Dollars” or “U.S. dollars”). The Company’s management believes that the Dollar is the primary currency of the economic environment in which the Company operates. It is further expected that the Company’s current revenues will be denominated mainly in Dollars. Thus, the functional currency of the Company is the U.S. dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830 “Foreign Currency Matters”.

Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s statements of comprehensive loss as financial expenses, net, in the period in which the currency exchange rates change.

d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned Subsidiary. Intercompany balances and transactions have been eliminated upon consolidation.

e.	Cash and cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.

Restricted cash is primarily invested in deposits, to secure obligations under the Company’s lease agreements and to secure Company-issued credit cards.

The following table provides a reconciliation of the cash and cash equivalents balances reported on the consolidated balance sheets and the cash, cash equivalents and restricted cash balances reported in the consolidated statements of cash flows:

	December 31,
	2023	2022
Cash and cash equivalents	$553	$837
Restricted cash - current assets	-	271
Restricted cash - long-term assets	28	34
Total cash, cash equivalents, and restricted cash	$581	$1,142

f.	Accounts Receivable, Net

Accounts receivable, net are recorded at the invoiced amount and are non-interest bearing. The Company does not have a history of credit losses related to accounts receivables. The Company applies the Current Expected Credit Losses (CECL) methodology for estimating allowances for credit losses. The estimate of expected credit losses is based on an aging schedule which utilizes relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. The Company had zero expected credit losses as of December 31, 2023 and 2022, respectively.

The Company receives payments from customers based on a billing schedule as established in its customer contracts. Accounts receivable are recorded when the Company has a contractual right to consideration. In some arrangements, a right to consideration for the Company’s performance under the customer contract may occur before invoicing the customer, resulting in unbilled accounts receivable.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	33
Office furniture and equipment	6 - 15
Electronic equipment	12 - 25
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, “Property, Plant, and Equipment- Subsequent Measurement,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset (asset group) is not recoverable if it exceeds the sum of the future undiscounted cash flows expected to be generated by such assets. Impairment is recognized at the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2023 and 2022, no impairment losses were recorded.

i.	Leases:

The Company’s leases are accounted for under ASC 842, “Leases”. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the balance sheet. The Company elected the short-term lease recognition exemption for leases with a lease term of 12 months or less.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The Company elected the practical expedient to not separate lease and non-lease components for all of the Company leases.

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Further, the Company will recognize lease expense on a straight-line basis over the lease term.

As of December 31, 2023 and 2022, the Company does not have any finance leases and had one short-term operating lease.

Leases with an initial term of 12 months or less that contain purchase options or renewal terms that the Company is not reasonably certain to exercise or leases with an initial term of more than 12 months that contain termination options exercisable in less than 12 months that the Company is not reasonably certain to not exercise, are not recorded on the consolidated balance sheet. The Company recognizes the lease expense for such leases on a straight-line basis in the statements of comprehensive loss over the lease term.

j.	Severance pay:

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Compensation Act, 1963, most of the Company’s employees are entitled to have monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments to these employees. The severance pay expenses for such employees were approximately $472, $393, and $357 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company’s liability for severance pay for one of its Israeli employees is calculated pursuant to Israeli Severance Pay Law, 1963 (the “Israeli Severance Pay Law”) based on the most recent salary of the employee multiplied by the number of years of employment, as of the balance sheet date. This employee is entitled to one month’s salary for each year of employment or a portion thereof and to receive additional severance pay. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis. The liability is classified based on the expected date of settlement, and therefore is usually classified as a long-term liability, unless the cessation of the employees is expected during the upcoming year.

The Company’s liability for this Israeli employee is partially provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company’s balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash redemption value of these policies.

In addition, the Company has deposited certain amounts with a trustee, to compensate for any severance pay liability that is not covered by other funds. These deposits are restricted and may be withdrawn only for payment of severance pay liabilities. The severance pay funds and the restricted deposits for employee benefits are classified based on the classification of the corresponding liability.

The severance pay expenses for such employees were approximately $58 and $24 for the years ended December 31, 2022 and 2021, respectively. The Company recorded a gain of $177 during the year ended December 31, 2023 upon the fulfillment and extinguishment of the severance obligation which is recorded within general and administrative expenses on the consolidated statements of comprehensive loss.

k.	Other assets:

The Company produces a wearable sensor band (“Band”) device which the Company considers an integral part of the Company’s service offering. The Bands are used numerous times and have useful lives beyond one year. Each time a Band is used over an expected lifetime of approximately three years, a portion of the cost of the Band is recorded as a cost of revenue. The Company’s estimate for the number of times the same Band can be used is based on testing in research and development, loss rates, product obsolescence, and the amount of time it takes the device to go through the manufacturing, shipping, customer shelf and patient wear time and upload process. The Company considers all finished goods and raw materials to be other assets.

As of December 31, 2023 and 2022, other assets included finished goods of $412 and zero, respectively. The Company did not have any work in process as of December 31, 2023 or 2022.

l.	Inventory

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Write-offs during the years ended December 31, 2023, 2022, and 2021 were immaterial.

Inventory items are valued using the “average price” method. The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC 330-10-35, “Inventory”. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. These assessments consider various factors, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of. As of December 31, 2023 and 2022, inventory was comprised of raw material and components only.

m.	Deferred Revenue

Revenue is deferred when the Company has the right to invoice in advance of performance under a customer contract. The current portion of deferred revenue balances are expected to be recognized in the following 12-month period and are recognized within other current liabilities. As of December 31, 2023, the Company did not have material non-current deferred revenue.

n.	Redeemable Crossover Preferred Shares – Put Option Derivative

The Company has assessed under ASC 815 “Derivatives and Hedging” (“ASC 815”) that the conversion feature is not clearly and closely related to the debt host and requires bifurcation as a derivative liability, which will be recorded at fair value on a recurring basis.

o.	Redeemable Crossover Preferred Shares

The Company records all redeemable crossover preferred shares at their respective fair values, net of issuance costs, on the dates of issuance. Redeemable crossover preferred shares are classified outside of shareholders’ capital deficiency on the accompanying balance sheets. Because the redemption of the redeemable crossover preferred shares is contingent upon an occurrence of certain events outside of the Company’s control, their carrying values are not remeasured to their redemption values. Subsequent adjustment of the amount presented in temporary equity is required only if the Company’s management estimates that it is probable that the instrument will become redeemable and is recognized within change in fair value of financial instruments on the accompanying consolidated statements of comprehensive loss.

p.	Warrants to purchase Ordinary Shares:

Warrants to purchase the Company’s ordinary shares of NIS 0.01 par value each (the “Ordinary Shares”) for a fixed number of shares and are classified as equity and, as such, are not subsequently remeasured. See also Note 10 and Note 13.

q.	Concentrations of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and accounts receivable.

Cash and cash equivalents are invested in a major bank in Israel and the United States that exceed federally insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, that minimal credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy.

During the year ended December 31, 2023, two customers accounted for 10% or more of the Company’s revenue and four customers accounted for 10% or more of accounts receivable as of December 31, 2023. The Company did not generate revenue during the year ended December 31, 2022.

r.	Net loss per share attributable to Shareholders:

The Company’s basic net loss per share is calculated by dividing net loss attributable to shareholders by the weighted-average number of shares of Ordinary Shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities, unless the effects of potentially dilutive Ordinary Shares are anti-dilutive.

The calculation of basic and diluted loss per share includes fully vested options and warrants for the Company’s Ordinary Shares at an exercise price of USD 0.01 or NIS 0.01 per share, as the Company considers them Ordinary Shares because they are exercisable for no substantial consideration.

The Company considers its redeemable crossover preferred shares to be participating securities as a holder of a redeemable crossover preferred shares would be entitled to a dividend that would be distributed to the holders of ordinary shares, at an amount equal to the greater of (i) the sum of three times the original issue price of such share, or (ii) the amount such holder would actually receive if such redeemable crossover preferred share had been converted into ordinary shares immediately prior to such distribution event. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. Because no allocation is required under the two-class method during periods of loss to participating securities that do not have a contractual obligation to share in the losses of the Company, net loss for the periods presented was not allocated to the Company’s participating securities.

s.	Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to receive in exchange for these services. To achieve the core principle of this standard, the Company applies the following five steps:

●	Identification of the contract, or contracts, with a customer;

●	Identification of the performance obligations in the contract;

●	Determination of the transaction price;

●	Allocation of the transaction price to the performance obligations in the contract; and

●	Recognition of revenue when, or as, the Company satisfies a performance obligation.

At contract inception, the Company assesses whether each promised good or service is distinct to identify the performance obligations in the contract. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligations.

The Company derives its revenues through commercial contracts with distributors, health systems, large private practice groups and independent women’s health practices (“the customers”). The Company has two revenue models: (1) the sales model and (2) the subscription model. Substantially all the Company’s revenue is derived from the subscription model, under which the Company provides a monitoring service for high-risk pregnancy through the Band, which is leased to healthcare providers, using Company’s cloud during the time period the expectant mother is using the service (“an episode period” which is eight weeks on average). The Band is cleaned and refurbished between each episode period and then sent to the next patient.

Under the subscription model the Band remains with the expectant mother during the episode period and is then returned to the Company and prepared for use in the next episode. The Band remains the Company’s property and responsibility, and the customer pays a fixed fee per the number of episode prescriptions.

The Company accounts for revenue earned from subscriptions, wherein an identified asset is transferred to the customer and the customer has the ability to control that asset under ASC 842. The lease of the Band under the subscription model meets the classification of an operating lease. The Company has elected to aggregate the lease and non-lease components and record the revenue combined, over the lease term. The episodes are the period over which the Company recognizes revenue, based on time elapsed. Revenue from the operating lease is generally recognized on a straight-line basis over the service period.

Under the sales model, healthcare providers purchase the Band as well as monitoring sessions, or episodes of care. Under this model, the healthcare provider owns the Band and utilizes it for monitoring sessions for its patients. Between each episode period, the Band is cleaned and refurbished and sent to the next patient. Revenue is allocated to the sale of the Band, each episode period, and each refurbishment. Revenue from the Band is recorded upon transfer of the Band to the healthcare provider, episode revenue is recorded over the eight-week period it is used, and a portion of the revenue is allocated to each refurbishment between episode periods. Generally, the Company will collect cash in advance and should therefore consider the existence of a significant financing component. However, the Company has elected to apply the practical expedient under ASC 606 which exempts the adjustment of the consideration for the existence of a significant financing component when the period between the transfer of the services and the payment for such services is one year or less.

t.	Cost of Revenue

Cost of revenue primarily consists of inventory cost including materials cost, subcontracting manufacturing cost, and shipping and handling costs incurred in supporting revenue generating activities. In addition, cost of revenue includes amortization of the Bands used to fulfil the subscription services as well as royalties paid to the government in return for a government grant previously received.

u.	Research and Development Costs, Net:

Research and development costs are charged to the statements of comprehensive loss as incurred, net of government grants, which represent participation in research and development.

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the payroll costs, lab expenses, materials, consumables, and consulting fees. All costs associated with research and development are expensed as incurred. The Company receives royalty-bearing grants, which represents participation of the Israel Innovation Authority (hereafter “IIA”) in approved programs for research and development. These grants are recognized as a reduction of research and development expenses as the related costs are incurred. In 2022 the Company received grants from the IIA and recorded $77 in the year ended December 31, 2022, as a reduction of research and development. The Company did not receive any grants during the years ended December 31, 2023 or 2021.

The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 3.5% of the sales of its product, up to 100% of the amount of the grants received plus interest at SOFR. See Note 14.

v.	Sales and Marketing

Sales and marketing expenses primarily consist of personnel related expenses, including salaries and share-based compensation and marketing and business development expenses. The Company expenses sales and marketing as incurred.

w.	General and Administrative

General and administrative expenses primarily consist of personnel-related expenses associated with finance, legal, and human resources personnel, including salaries and share-based compensation expenses. In additional to personnel-related expenses, general and administrative expenses consist of rent, utilities, software expense, changes in the fair value of the commitment to shareholder, and external professional services, including accounting, audit, tax, finance, legal, compliance, and information technology. General and administrative expenses are expensed as incurred.

x.	Fair Value of Financial Instruments:

The Company accounts for financial instruments under ASC 820, Fair Value Measurements (“ASC 820”). This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

To increase consistency and comparability in fair value measurements, ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 - observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable.

●	Level 3 - assets and liabilities whose significant value drivers are unobservable.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions.

Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.

Convertible Loans

During the years ended December 31, 2023 and 2022, the Company entered into certain Convertible Loans. In accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), the Convertible Loans were classified as liabilities. The Company has elected the fair value option for the recognition of Convertible Loans, in accordance with ASC 825 Financial Instruments, with changes in fair value recognized in the statements of comprehensive loss. Any changes in the fair value of liabilities resulting from changes in instrument-specific credit risk are reported in other comprehensive loss and were immaterial during the years ended December 31, 2023 and 2022.

The fair value of the Convertible Loans has been estimated using the Market Approach – Guideline Public Company Method with the Hybrid method utilizing the Probability-Weighted Expected Return Method and the Option-Pricing Method.

The fair value option may be applied instrument by instrument, but it is irrevocable. Accrued interest for the Convertible Loans has been included in the change in fair value of financial instruments in the consolidated statements of comprehensive loss.

SAFE Agreements

During the years ended December 31, 2020 through 2022, the Company entered into certain SAFE agreements. In accordance with ASC 480, the Company accounts for a SAFE as a liability at fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing or a liquidity or dissolution occurs, and any change in fair value is recognized in the Company’s statements of comprehensive loss. The fair value of these SAFE has been estimated using the Market Approach – Guideline Public Company Method with the Hybrid method utilizing the Probability-Weighted Expected Return Method and the Option-Pricing Method.

The carrying amounts of the Company’s other financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable, and accounts payable, approximate the respective fair value due to the short-term nature of these instruments. The amounts funded in respect of employee rights are stated at cash surrender value which approximates its fair value.

y.	Share-Based Compensation:

The Company accounts for share-based payments to employees and consultants, including grants of service-based employee share options in accordance with ASC 718, Compensation—Share-based Compensation, which requires that share-based payments be recognized in the statements of comprehensive loss based on their fair values. The Company accounts for forfeitures of share-based awards as they occur. The Company recognizes compensation cost for options and share awards that have a graded vesting schedule and contain only service condition on a straight-line basis for the entire award. Expense for other share-based compensation expense is recognized over the awards’ vesting period using the accelerated method.

The Company uses the Black-Scholes option-pricing model to estimate fair value of share-based awards. The Black-Scholes option-pricing model requires the use of the following assumptions:

●	Expected term—The expected term represents the period that the share-based awards are expected to be outstanding. For option grants that are considered to be “plain vanilla”, the expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. For options granted to non-employees, the expected life of the option used is the contractual term of each such option.

●	Expected volatility—Since the Company is not yet a public company and does not have any trading history for its ordinary share, the expected volatility was estimated based on the average historical volatilities of ordinary share of comparable publicly traded entities over a period equal to the expected term of the share option grants. The comparable companies were chosen based on their size, stage in the life cycle or area of specialty. The Company will continue to apply this process until enough historical information regarding the volatility of its share price becomes available.

●	Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the expected term of the awards.

●	Expected dividend—The Company has never paid dividends on the ordinary share and has no plans to pay dividends on the ordinary shares. Therefore, the Company used an expected dividend yield of zero.

As the Company’s ordinary shares are not publicly traded, the fair value of the ordinary share has been determined by the Company’s Board of Directors with input from management, considering the Company’s most recently available third-party valuation of ordinary shares based on relevant valuation methodologies as outlined in the American Institute of Certified Public Accountants (“AICPA”) Practice Aid, “Valuation of Privately-Held-Company Equity Securities Issued as Compensation”. The Company also considered the amount of time between the independent third-party valuation dates and the grant. This included an evaluation of whether the subsequent valuation indicated that any significant change in valuation had occurred between the previous valuation and the grant date.

For awards with performance condition vesting features, compensation cost is recorded if it is probable that the performance condition will be achieved. If the Company originally estimated that it was not probable that the performance condition would be satisfied, compensation cost would not have been recognized. If the Company later determines that it is probable that the performance condition will be satisfied, it will recognize a cumulative catch-up adjustment to reflect the portion of the employee’s requisite service that has been provided to date and will continue to recognize compensation cost over the remaining requisite service period. The Company determined that the performance conditions as described above are not probable, and therefore no compensation cost was recognized.

z.	Legal Contingencies:

From time to time, the Company or its subsidiary become involved in legal proceedings or are subject to claims arising in the ordinary course of business. Such matters are generally subject to many uncertainties and outcomes and are not predictable with assurance. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss. There are no legal proceedings that are pending as of the date the financial statements are issued.

aa.	Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. As of December 31, 2023 and December 31, 2022 a full valuation allowance was provided by the Company. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, “Income Taxes”. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, as needed, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return.

bb.	Comprehensive income (loss)

Comprehensive income (loss) includes no items other than net income (loss).

cc.	Emerging Growth Company

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay the adoption of new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that (i) the Company is no longer an emerging growth company or (ii) the Company affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. However, the Company may early adopt certain accounting standards, as the JOBS Act does not preclude an emerging growth company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies to the extent early adoption is permitted.

dd.	New Accounting Pronouncements:

Recently Adopted Accounting Standards

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The guidance is effective for the Company for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The Company adopted ASC 326 on January 1, 2023, and there was no material impact on the Company’s consolidated balance sheet and the consolidated statements of comprehensive loss upon adoption.

Recently Issued Accounting Standards, Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU improves reportable segments disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments and all existing segment disclosures in Topic 280. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

Holdco Nuvo Group D G Ltd [Member]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

General Information

Holdco Nuvo Group D.G Ltd (“the Company”) was incorporated as a limited liability company under the laws of the State of Israel on July 20, 2023 for the sole purpose of effectuating the transactions described in the business combination agreement, dated August 17, 2023 (the “Business Combination Agreement”) by and among the Company, LAMF Global Ventures Corp. I, a Cayman Islands exempted company (“LAMF”), Nuvo Group Ltd., a limited liability company organized under the laws of the State of Israel (“Nuvo”), Nuvo Assetco Corp., a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Assetco”), and H.F.N Insight Merger Company Ltd., a limited liability company organized under the laws of the State of Israel and a wholly owned subsidiary of LAMF (“Merger Sub”) (the “Business Combination”).

Pursuant to the Business Combination Agreement, one day prior to the closing of the Business Combination, LAMF will be merged with and into Assetco (the “SPAC Merger”) and Assetco will continue as the surviving corporation (Assetco, in its capacity as the surviving entity of the SPAC Merger, the “SPAC Surviving Company”). On the date of the closing of the Business Combination (the “Closing”), Merger Sub will be merged with and into Nuvo (the “Acquisition Merger”) and Nuvo will continue as the surviving corporation (Nuvo, in its capacity as the surviving entity of the Acquisition Merger, the “Acquisition Surviving Sub”).

Following the consummation of the transactions contemplated by the Business Combination Agreement, the Company will be the surviving publicly-traded corporation. In addition, following the consummation of such transactions, the SPAC Surviving Company shall distribute any remaining funds in the trust account to Holdco and shall be liquidated. However, the consummation of the transactions contemplated by the Business Combination Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

Basis of accounting

The consolidated balance sheets have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Separate statements of changes in equity, operations, comprehensive income, and cash flows have not been presented in the consolidated Financial Statements because there have been no operating activities in the Company during the period July 20, 2023 to December 31, 2023.

Prepaid expenses - Transaction costs in an offering of equity securities

In the event of offering of equity securities, incremental costs that otherwise would not have been incurred are deferred and capitalized in the balance sheet as a financial asset at amortized cost instead of expensed as incurred. When cash is received from investors as part of the offering, such deferred incremental costs are derecognised and deducted from additional paid-in capital.

Lamf Global Ventures Corp I [Member]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Class A Shares Subject to Possible Redemption

The Company accounts for its Class A Shares subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A Shares subject to mandatory redemption (if any) are classified as a liability and are measured at fair value. Conditionally redeemable Class A Shares (including Class A Shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A Shares are classified as shareholders’ equity (deficit). The Company’s Class A Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000, and investments held in Trust Account. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.

Cash and Investments Held in Trust Account

As of December 31, 2023, there was $32,178,652 of cash held in the Trust Account. As of December 31, 2022, there was $262,000,174 of assets held in the Trust Account, of which $1,584 was held in cash and $261,998,590 was held in U.S. Treasury Bills. The Company classifies its United States Treasury securities, if any, as trading in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 320 “Investments-Debt and Equity Securities.” Trading securities are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in interest income in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature.

Non-Redemption Agreements

On May 5 and May 8, 2023, the Sponsor entered into Non-Redemption Agreements with unaffiliated third-party investors, pursuant to which the Investors, in connection with the Extension, agreed not to redeem, or to reverse and revoke any prior redemption election with respect to an aggregate of 2,888,000 Public Shares. Pursuant to the Non-Redemption Agreements, the Sponsor has agreed to transfer to the Investors (i) for the Initial Extension, a number of Founder Shares equal to 21% of the number of Non-Redeemed Shares, or 606,480 Founder Shares, and (ii) for each Additional Monthly Extension, a number of Founder Shares equal to 3.5% of the number of Non-Redeemed Shares, or 101,080 Founder Shares for each Additional Monthly Extension, or up to an aggregate of 1,212,960 Founder Shares if all Additional Monthly Extensions are implemented. None of the Non-Redemption Agreements require the Investors party thereto to take any action with respect to an initial business combination, including with respect to the non-redemption or voting of any shares, as such agreements related solely to the non-redemption of Public Shares in connection with the Extension.

On November 16, 2023, and December 16, 2023, 101,080 and 101,080 Class A Shares, respectively, were transferred in connection with the Extension under the Non-Redemption Agreements.

The Company accounts for Non-Redemption Agreements under the applicable authoritative guidance in ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). Management’s assessment considers whether the arrangements are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the arrangements meet all of the requirements for equity classification under ASC 815, including whether the liabilities are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of Non-Redemption Agreement issuance and as of each subsequent quarterly period end date for which the number of shares due to be transferred under the agreement are possible but remain undetermined. As of December 31, 2023, the non-redemption liability consists of 404,320 shares with an estimated fair value of $204,761. Changes in the estimated fair value of the Non-Redemption Agreements are recognized as a non-cash gain or loss in the consolidated statements of operations. The fair value of the Non-Redemption Agreements was estimated using inputs such as the price of the underlying stock, the market interest rate, the likelihood of completion of a transaction and the time remaining to a possible transaction.

Ordinary Shares Subject to Possible Redemption

All of the 25,300,000 Public Shares initially issued in the IPO contain a redemption feature which allows for their redemption in connection with the Company’s liquidation if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Governing Documents. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. Therefore, all Public Shares have been classified outside of permanent equity.

In accordance with the ASC 480-10-S99-3A, “Classification and Measurement of Redeemable Securities”, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company classified all of the Class A Shares as redeemable. Immediately upon the closing of the IPO, the Company recognized a one-time charge against additional paid-in capital (to the extent available) and accumulated deficit for the difference between the initial carrying value of the Class A Shares and the redemption value.

At December 31, 2023 and 2022, the Class A Shares reflected on the consolidated balance sheets are reconciled in the following table:

Class A Shares subject to possible redemption at January 1, 2022	$258,060,000
Plus:
Accretion of carrying value to redemption value for the year ended December 31, 2022	3,840,213
Class A Ordinary shares subject to possible redemption at December 31, 2022	261,900,213
Less: Class A Shares redeemed from the Trust Account	(235,015,086)
Plus:
Accretion of carrying value to redemption value for the year ended December 31, 2023	5,193,525
Class A Shares subject to possible redemption at December 31, 2023	$32,078,652

Net Income (Loss) Per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share”. The consolidated statements of operations include a presentation of income (loss) per Class A Share and income (loss) per Class B ordinary share. In order to determine the net income (loss) attributable to both the Class A Shares and the Class B ordinary shares, the Company first considered the total income (loss) allocable to both sets of shares. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was excluded as redemption value approximates fair value.

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss) including carrying value to redemption	$(2,971,459)	$(517,154)	$1,705,769	$544,774
Denominator:
Basic and diluted weighted-average shares outstanding	17,523,880	3,049,863	26,406,000	8,433,333
Basic and diluted net income (loss) per ordinary share	$(0.17)	$(0.17)	$0.06	$0.06

Offering Costs Associated with the Initial Public Offering

Deferred offering costs consist of professional fees incurred through the balance sheet date that are directly related to the IPO. Offering costs amounting to $15,651,363 were charged to temporary shareholders’ equity upon the completion of the IPO.

Income Taxes

ASC Topic 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the audited consolidated financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2023 and 2022, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements

The Company’s management does not believe that any recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the SEC if currently adopted, would have a material impact on the Company’s audited consolidated financial statements.